Consolidated Statements of Changes In Shareholders' Equity (USD $)	Total	Ordinary Shares [Member]		Additional Paid-In Capital [Member]	Treasury Shares [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2010	$ 55,430,000	$ 20		$ 34,644,000	$ (38,000)	$ 20,804,000
Balance, shares at Dec. 31, 2010		6,879,688
Exercise of options	164,000		[1]	164,000
Exercise of options, shares	45,400	45,400
Share-based compensation	437,000			437,000
Net income	8,243,000					8,243,000
Balance at Dec. 31, 2011	64,274,000	20,000		35,245,000	(38,000)	29,047,000
Balance, shares at Dec. 31, 2011		6,925,088
Exercise of options	277,000	1,000		276,000
Exercise of options, shares	82,338	82,338
Share-based compensation	544,000			544,000
Net income	9,871,000					9,871,000
Balance at Dec. 31, 2012	74,966,000	21,000		36,065,000	(38,000)	38,918,000
Balance, shares at Dec. 31, 2012		7,007,426
Exercise of options	1,893,000		[1]	1,893,000
Exercise of options, shares	132,587	132,587
Share-based compensation	668,000			668,000
Dividend	(3,913,000)					(3,913,000)
Net income	17,077,000					17,077,000
Balance at Dec. 31, 2013	$ 90,691,000	$ 21,000		$ 38,626,000	$ (38,000)	$ 52,082,000
Balance, shares at Dec. 31, 2013		7,140,013

[1]	Less than 1 thousand